Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

12. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the six months ended June 30, 2016 and 2015 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2014	$(103.277)	$(282.019)	$(702.447)	$(1.087.743)	$(5.261)	$(1.093.004)
Other comprehensive income (loss) before reclassifications	183	-	(105.548)	(105.365)	(3.087)	(108.452)
Amounts reclassified from AOCI	19.528	10.896	-	30.424	-	30.424
Other comprehensive income (loss) after reclassifications	19.711	10.896	(105.548)	(74.941)	(3.087)	(78.028)
Balance at June 30, 2015	$(83.566)	$(271.123)	$(807.995)	$(1.162.684)	$(8.348)	$(1.171.032)

Balance at December 31, 2015	$(60.214)	$(225.091)	$(1.050.990)	$(1.336.295)	$(10.222)	$(1.346.517)
Other comprehensive income (loss) before reclassifications	697	-	112.939	113.636	3.056	116.692
Amounts reclassified from AOCI	8.037	9.681	-	17.718	-	17.718
Other comprehensive income (loss) after reclassifications	8.734	9.681	112.939	131.354	3.056	134.410
Balance at June 30, 2016	$(51.480)	$(215.410)	$(938.051)	$(1.204.941)	$(7.166)	$(1.212.107)

Reclassifications out of AOCI for the six months ended June 30, 2016 and 2015 are as follows:

Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	2016	2015
(Gain) Loss related to cash flow hedges
Interest rate contracts	$12.206	$14.255	Interest income/expense
Foreign exchange contracts	(953)	12.568	Costs of Revenue
	11.253	26.823	Total before tax
	(3.216)	(7.295)	Tax expense or benefit
	$8.037	$19.528	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	15.367	17.335	(1)
	15.367	17.335	Total before tax
	(5.686)	(6.439)	Tax expense or benefit
	$9.681	$10.896	Net of tax
Total reclassifications for the period	$17.718	$30.424	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 7 for additional details).